General, and Administration (Tables)	12 Months Ended
Dec. 31, 2020
General and Administration [abstract]
Schedule of General and Administrative Expenses

	Years ended December 31,
	2020	2019
General and administration	$20,834	$22,315
Workers' participation	1,808	1,477
	22,642	23,792
Share-based payments	12,444	6,013
	$35,086	$29,805